Investment Properties - Summary of Investment Properties, Fair Value (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about investment property [line items]
Fair value	$ 18,736,891	$ 597,287	$ 20,055,044	$ 20,169,116
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Fair value	$ 33,806,692	$ 1,077,676	$ 34,684,323